Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

04052758

December 22, 2004

Cert NYS

1-9961

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

RECD S.E.C.
DEC 2 2 2004
1086

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, TOYOTA MOTOR CREDIT CORPORATION, Three Month LIBOR Minus 0.03% Medium-Term Notes due December 22, 2005 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 22, 2004. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
DEC 2 3 2004
THOMSON
FINANCIAL